UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital Corporation
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz     Chicago, Illinois   5/10/06
--------------------------    -----------------  ----------
     (Signature)                 (City/State)      (Date)

Report Type (Check only one.):

[   ]       13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ]       13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number               Name
----------------              --------------------------
028-01190                     Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             58

Form 13F Information Table Value Total:   $ 11,189,044
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None





                                                 FORM 13F INFORMATION TABLE


                                              INSTITUTIONAL CAPITAL CORPORATION
                                                          FORM 13F
                                                          31-Mar-06

                                                                                                        Voting Authority
                                                                                                     ----------------------
                                                          Value     Shares/   Sh/ Put/ Invstmt Otr
Name of Issuer                 Title of class   CUSIP    (x$1000)   Prn Amt   Prn Call Dscretn Mgrs    Sole    Shared  None
-----------------------        -------------- ---------  ---------  --------- --- ---- ------- ----  --------  ------ -------
Abbott Laboratories                 COM       002824100    337,150  7,938,550 SH        Sole         7,384,650        553,900
Altria Group Inc.                   COM       02209S103    336,527  4,749,176 SH        Sole         4,466,876        282,300
Amerada Hess Corp.                  COM       023551104    159,350  1,119,029 SH        Sole         1,043,704         75,325
American International Group        COM       026874107    318,858  4,824,596 SH        Sole         4,501,846        322,750
Aon Corp.                           COM       037389103    217,596  5,242,002 SH        Sole         4,880,161        361,841
AstraZeneca Plc                SPONSORED ADR  046353108     10,272    204,500 SH        Sole           204,500
BP Plc                         SPONSORED ADR  055622104     30,806    446,850 SH        Sole           439,700          7,150
Bank of America Corp.               COM       060505104    570,111 12,518,913 SH        Sole        11,694,263        824,650
Bank of New York Co Inc.            COM       064057102    102,784  2,851,933 SH        Sole         2,577,083        274,850
Baxter International Inc.           COM       071813109    296,512  7,640,080 SH        Sole         7,058,080        582,000
BellSouth Corp.                     COM       079860102    265,076  7,650,090 SH        Sole         6,921,240        728,850
Bunge Limited                       COM       G16962105    103,629  1,860,144 SH        Sole         1,724,094        136,050
CIT Group Inc.                      COM       125581108    114,419  2,137,874 SH        Sole         1,933,424        204,450
CSX Corp.                           COM       126408103    207,988  3,478,057 SH        Sole         3,260,907        217,150
Cadbury Schweppes                   ADR       127209302      7,398    184,950 SH        Sole           184,950
Canon Inc.                          ADR       138006309      7,454    112,850 SH        Sole           112,850
Carnival Corp.                      COM       143658300    300,695  6,347,804 SH        Sole         5,936,854        410,950
Caterpillar Inc.                    COM       149123101    189,253  2,635,462 SH        Sole         2,462,612        172,850
Citigroup Inc.                      COM       172967101    390,765  8,273,654 SH        Sole         7,484,002        789,652
Cooper Industries LTD               CL A      G24182100     95,849  1,102,980 SH        Sole           996,180        106,800
Credit Suisse Group            SPONSORED ADR  225401108     18,484    330,900 SH        Sole           330,900
Dominion Resources Inc.             COM       25746U109    315,964  4,577,202 SH        Sole         4,244,027        333,175
E.ON AG                        SPONSORED ADR  268780103     21,976    600,450 SH        Sole           600,450
Entergy Corp.                       COM       29364G103    283,095  4,106,403 SH        Sole         3,816,228        290,175
Exxon Mobil Corporation             COM       30231G102    494,630  8,127,348 SH        Sole         7,524,123        603,225
Fidelity National Financial In      COM       316326107     50,207  1,413,080 SH        Sole         1,277,680        135,400
Freescale Semiconductor Inc.        COM       35687M206     96,307  3,468,037 SH        Sole         3,205,347        262,690
Goldman Sachs Group Inc.            COM       38141G104    243,397  1,550,694 SH        Sole         1,402,919        147,775
Halliburton Co.                     COM       406216101    264,651  3,624,358 SH        Sole         3,381,908        242,450
Hewlett-Packard Co.                 COM       428236103    206,678  6,282,020 SH        Sole         5,876,570        405,450
Honeywell International Inc.        COM       438516106    279,025  6,523,850 SH        Sole         6,007,400        516,450
ING Groep N V                  SPONSORED ADR  456837103     19,077    484,200 SH        Sole           484,200
International Business Machine      COM       459200101    228,255  2,767,732 SH        Sole         2,504,682        263,050
JPMorgan Chase & Co.                COM       46625H100    365,727  8,783,065 SH        Sole         8,173,565        609,500
Kookmin Bank                   SPONSORED ADR  50049M109      5,640     65,950 SH        Sole            65,950
LG Philips LCD Co Ltd          SPONS ADR REP  50186V102      6,070    267,400 SH        Sole           267,400
Marathon Oil Corp.                  COM       565849106    284,457  3,734,502 SH        Sole         3,451,901        282,601
Masco Corp.                         COM       574599106     76,106  2,342,454 SH        Sole         2,119,904        222,550
McDonald's Corp.                    COM       580135101    354,763 10,324,872 SH        Sole         9,627,322        697,550
Microsoft Corp.                     COM       594918104    359,316 13,205,278 SH        Sole        12,298,078        907,200
Motorola Inc.                       COM       620076109    136,170  5,943,711 SH        Sole         5,373,961        569,750
Norfolk Southern Corp.              COM       655844108    361,800  6,691,334 SH        Sole         6,258,084        433,250
Novartis AG                    SPONSORED ADR  66987V109    370,907  6,690,249 SH        Sole         6,284,799        405,450
Occidental Petroleum                COM       674599105    195,313  2,108,068 SH        Sole         1,910,318        197,750
Pepsico Inc.                        COM       713448108    176,006  3,045,606 SH        Sole         2,751,636        293,970
Philips Electronics N V        NY REG SH NEW  500472303     22,447    667,076 SH        Sole           667,076
Sears Holdings Corp.                COM       812350106    166,806  1,261,392 SH        Sole         1,184,442         76,950
Siemens AG                     SPONSORED ADR  826197501     18,895    202,800 SH        Sole           202,800
Sprint Nextel Corp.                 COM       852061100    356,055 13,779,204 SH        Sole        12,821,204        958,000
St Paul Travelers Cos Inc.          COM       792860108    322,712  7,722,229 SH        Sole         7,230,934        491,295
Temple Inland Inc.                  COM       879868107     91,158  2,046,203 SH        Sole         1,850,003        196,200
Textron Inc.                        COM       883203101    144,263  1,544,736 SH        Sole         1,400,786        143,950
Total S.A.                     SPONSORED ADR  89151E109     25,055    190,200 SH        Sole           190,200
UBS AG ADR                       NAMEN AKT    H8920M855     12,410    112,850 SH        Sole           112,850
United States Steel Corp.           COM       912909108    196,689  3,241,409 SH        Sole         3,053,909        187,500
Vivendi Universal               SPON ADR NEW  92851S204     20,445    597,800 SH        Sole           597,800
Wal-Mart Stores Inc.                COM       931142103    292,673  6,195,442 SH        Sole         5,741,992        453,450
Wells Fargo and Co.                 COM       949746101    242,923  3,803,402 SH        Sole         3,440,852        362,550
REPORT SUMMARY                       58                 11,189,044